COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 3 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Inventories

Inventories are composed of quartzite blocks and slabs generated by the cut and polishing process of the blocks. Both products are actively sold in the market, therefore considered finished products:

	December 31
	2024	2023	2022
Quartzite blocks and slabs	116,143	-	-
Shares issued in connection with the merger	55,583	-	-
Total	171,726	-	-

Property and Equipment, Net

The following table sets forth the components of the Company’s property and equipment as at December 31, 2024, 23 and 2022:

	December 31, 2024
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$5,733	-	$5,733
Machinery and equipment (1)	$452,205	(41)	$452,165
Mining rights (2)	$1,245,274	-	$1,245,274
Facilities	$14,508	(191)	$14,316
Vehicles	$-	-	$-
Total fixed assets	$1,717,720	(232)	$1,717,488

	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value
Computers and office equipment	$-	-	$-
Machinery and equipment	320,700	-	320,700
Vehicles	-	-	-
Total fixed assets	$320,700	-	320,700

	December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-
Machinery and equipment	118,855	(76,926)	41,929
Vehicles	42,507	(42,507)	-
Total fixed assets	$163,554	$(121,625)	$41,929

For the years ended December 31, 2024, 2023 and 2022, the Company recorded depreciation expense of $206, $nil and $12,997, respectively.

(1)	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$810,000 ($133,424 at the date of the transaction). In 2023, the Company acquired a gold processing plant from Atlas Lithium at a total price of $320,700. Total paid for the plant acquisition was composed of 320,700 shares issued by the Company at $1.00 each.
(2)	The mining rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mining rights are held by the new subsidiary MAL.

In 2023, the Company proceeded to an impairment analysis on its property and equipment and intangibles and concluded that, other than the gold processing plant acquired in 2023, there was no expectation of future economic benefits being generated from the assets use or disposal, affecting the main condition for an asset to be recognized. As a result, an impairment loss of $56,536 was recognized in profit and loss of the period as Other expenses, as demonstrated in the table below:

	December 31,	Foreign currency	Impairment	December 31,
	2022	translation	losses	2023
Property and equipment, net	41,929	2,358	(44,287)	-
Intangibles, net	11,499	750	(12,249)	-
	53,428	3,108	(56,536)	-

Related Party Receivables/Payables

As of December 31, 2024, there are $872,942 of relating parties outstanding balances, represented by $851,678 of intercompany loans received from Atlas Lithium (which include the impact of interest accrued for in the year ended December 31, 2024 of $10,918 and Nil in the year ended December 31, 2023) and $21,264 payable to Atlas Lítio do Brasil Ltda (“ALB”) as a result of a cost sharing agreement through which the Company borrows resources from ALB mainly for Geology-related work.

Additionally, the Company advanced an amount of $9,855 to its CEO, which will be offset against amounts receivable by the CEO in 2025. The amounts are classified as Other current assets in the balance sheet.

As of December 31, 2023, related party payables totaled $647,461, fully owed to MAL, which was an interest-free loan. Following the merger, remaining amounts were eliminated in the consolidation process. As of December 31, 2022, there is no related party outstanding balance.

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Proper, Plant and equipment

The following table sets forth the components of the Company’s Property Plant and Equipment as at December 31, 2023 and 2022:

	December 31, 2023
	Cost	Accumulated Amortization	Net Book Value
Machinery and equipment	$-	-	$-
Mining rights	$1,059,862	-	$1,059,862
Total Property Plant and Equipment	$1,059,862	-	$1,059,862

	December 31, 2022
	Cost	Accumulated Amortization	Net Book Value
Machinery and equipment	$4,063	$2,589	$1,474
Mining rights	$1,050,272	-	$1,050,272
Total Property Plant and Equipment	$1,054,335	$2,589	$1,051,746

For the years ended December 31, 2023 and 2022, the Company recorded amortization expense of nil and $1,630, respectively.

In 2023 and 2022, the Company proceeded to an impairment analysis on its property and equipment and intangibles and concluded that, other than mineral rights, there was no expectation of future economic benefits being generated from the assets use or disposal, affecting the main condition for an asset to be recognized. As a result, an impairment loss of $1,474 in 2023 ($6,101 in 2022) was recognized in profit and loss of the period as Other expenses.

Related Party Receivables/Payables

Related party payables relate to loans granted to (received from) entities belonging to the same economic group of the Company to enable Group entities to execute their operating activities.

As of December 31, 2023, there are $674,461 of relating parties outstanding balances, represented by amounts owed from Jupiter Gold Corporation.

As of December 31, 2022, there are $881,558 of relating parties outstanding balances, mainly represented by amounts owed to Atlas Litio Brasil Ltda.